Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Financial Statements in US Dollars
  Financial statements in US dollars

Substantially all sales of the Company are made outside of Israel (see Note 12A regarding geographical distribution), in US dollars ("dollars"). Most purchases of materials and components, and a significant part of the marketing costs are made or incurred, primarily in dollars. Therefore, the functional currency of the Company is the dollar.

Transactions and monetary balances in other currencies are translated into the functional currency using the current exchange rate.

All exchange gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in earnings when they arise.

Basis of Presentation
  Basis of presentation

The accompanying consolidated financial statements have been prepared with accounting principles generally accepted in the United States of America and include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Estimates and Assumptions
  Estimates and assumptions

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of PPE, deferred tax assets, inventory, investments, goodwill, intangible assets, share-based compensation and other contingencies.

Business combinations
  Business combinations

The Company accounts for business combination in accordance with ASC No. 805, "Business Combinations". ASC No. 805 requires recognition of assets acquired and liabilities assumed at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in the consolidated statements of operations.

Cash and cash equivalents	Cash and cash equivalents The Company considers highly liquid investments with original maturities of three months or less from the date of deposit to be cash equivalents.
Short-term bank deposits
  Short-term bank deposits

Short term bank deposits consist of bank deposits with original maturities of more than three months and up to twelve months.

As of December 31, 2014 the Company's short-term bank deposits consist of bank deposits in US dollars that bear fixed annual interest of 0.45% (2013 0.35%). These short-term bank deposits are held with a major Israeli bank, and their use and withdrawal are not subject to any restrictions.

Marketable securities
  Marketable securities

The Company classifies its marketable securities as held-to-maturity as they are debt securities in which the Company has the intent and ability to hold to maturity. Held-to-maturity (HTM) debt securities are recorded at amortized cost adjusted for the amortization or accretion of premiums or discounts.

Premiums and discounts on debt securities are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective interest method.

Such amortization and accretion is included in the "Financial income, net" line item in the consolidated statements of operations.

When other-than-temporary impairment has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss.

A decline in the market value of HTM security below cost that is deemed to be other than temporary results in an impairment to reduce the carrying amount to fair value. To determine whether an impairment is other than temporary, the Company considers all available information relevant to the collectibility of the security, including past events, current conditions, and reasonable and supportable forecasts when developing estimate of cash flows expected to be collected. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

If the Company intends to sell the security or it is more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings.

Trade accounts receivable, net
  Trade accounts receivable, net

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and its customers' financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns.

As of December 31, 2013 and 2014, the provision for doubtful accounts receivable amounted to US$ 20 thousand.

Inventories
  Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the "weighted average-cost" method.

The Company writes down obsolete or slow moving inventory to its market value, on a quarterly basis.

Assets held for employees' severance benefits
  Assets held for employees' severance benefits

Assets held for employees' severance benefits represent contributions to severance pay funds and cash surrender value of insurance policies. The assets are recorded at their current cash redemption value.

Property, plant and equipment
  Property, plant and equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful life of the assets at the following annual rates:

%
Machinery and equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	10 - 20

Depreciation methods, useful lives and residual values are reviewed at the end of each reporting year and adjusted if appropriate.

Goodwill and other intangible assets
  Goodwill and other intangible assets

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Goodwill is not amortized but instead is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired.

The Company operates in one operating segment and this segment comprises one reporting unit.

Goodwill is reviewed for impairment at least annually in accordance with ASU 2011-08, Testing Goodwill for Impairment. ASU 2011-08 provides an entity the option to perform a qualitative assessment to determine whether it is more likely than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more likely than-not that the fair value of a reporting is greater than its carrying amount, the two-step goodwill impairment test is not required.

If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying amount, step two does not need to be performed. During the year ended December 31, 2014, no impairments were found and therefore no impairment losses were recorded.

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives of 3 years. The acquired customer relationships, current technology and intellectual property are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in amortization of such intangible assets in the straight-line method.

Impairment of Long-Lived Assets
  Impairment of Long-Lived Assets

In accordance with Impairment or Disposal of Long-Lived Assets Subsections of FASB ASC Subtopic 360-10, Property, Plant, and Equipment - Overall long-lived assets, such as property, plant, equipment and purchase intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or an asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary.

Revenue recognition
  Revenue recognition

Revenues from sales of products are recognized upon delivery provided that the collection of the resulting receivable is reasonably assured, there is persuasive evidence of an arrangement, no significant obligations in respect of installation remain and the price is fixed or determinable.

Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and, therefore, are excluded from revenues in the consolidated statements of operations.

Research and development costs	Research and development costs Research and development costs are expensed as incurred.
Royalty bearing participations	Royalty bearing participations Royalty expenses are recognized pursuant to the sale of related products and are classified as cost of sales. See Note 10A.
Allowance for product warranty
  Allowance for product warranty

The Company grants service warranties related to certain products to end-users. The Company estimates its obligation for such warranties to be immaterial on the basis of historical experience. Accordingly, these financial statements do not include an accrual for warranty obligations.

Treasury shares	Treasury shares Treasury shares are recorded at cost and presented as a reduction of shareholders' equity.
Income taxes
  Income taxes

Deferred taxes are accounted for under the asset and liability method based on the estimated future tax effects of temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Share-based compensation
  Share-based compensation

The Company recognizes compensation expense based on estimated grant date fair value in accordance with ASC Topic 718, Compensation -Stock Compensation as follows:

When portions of an award vest in increments during the requisite service period (graded-vesting award), the Company's accounting policy is to recognize compensation cost for the award over the requisite service period for each separately vesting portion of the award.

Income Per Ordinary Share
  Basic and diluted earnings per share

Basic income per ordinary share is calculated by dividing the net income attributable to ordinary shares, by the weighted average number of ordinary shares outstanding. Diluted income per ordinary share calculation is similar to basic income per ordinary share except that the weighted average of common shares outstanding is increased to include outstanding potential common shares during the period if dilutive. Potential common shares arise from stock options and Restricted Share Units ("RSUs"), and the dilutive effect is reflected by the application of the treasury stock method.

The following table summarizes information related to the computation of basic and diluted income per ordinary share for the years indicated.

	Year ended December 31
	2012	2013	2014
Net income attributable to ordinary shares
(US$ thousands)	9,871	17,077	14,605

Weighted average number of ordinary shares outstanding
used in basic income per ordinary share calculation	6,933,576	7,103,021	7,184,114

Add assumed exercise of outstanding dilutive potential
ordinary shares	34,729	143,011	134,792

Weighted average number of ordinary shares outstanding
used in diluted income per ordinary share calculation	6,968,305	7,246,032	7,318,906

Basic income per ordinary shares (US$)	1.424	2.404	2.033

Diluted income per ordinary shares (US$)	1.417	2.357	1.996

The weighted average number of shares related to options
and RSUs excluded from the diluted earnings per share
calculation because of anti-dilutive effect	135,000	-	37,304

Comprehensive Income	Comprehensive Income For the years ended December 31, 2012, 2013 and 2014, comprehensive income equals net income.
Fair Value Measurements
  Fair Value Measurements

The Company's financial instruments consist mainly of cash and cash equivalents, short-term bank deposits, marketable securities, trade and other receivables and trade accounts payable. The carrying amounts of these financial instruments, except for marketable securities, approximate their fair value because of the short maturity of these investments. The fair value of marketable securities is presented in Note 5 to these consolidated financial statements. Assets held for severance benefits are recorded at their current cash redemption value.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

Concentrations of risks
  Concentrations of risks

(1)              Credit risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables and assets held for employees' severance benefits. Cash and cash equivalents balances of the Company, which are subject to credit risk, consist of cash accounts held with major financial institutions. Short-term bank deposits balances of the Company, which are subject to credit risk, consist of short-term bank deposits held with a major Israeli Bank. Marketable securities consist of held to maturity marketable securities issued by highly rated corporations or governmental securities. As of December 31, 2013 and 2014, the ratings of the securities in the Company's portfolio were at least A. Nonetheless, these investments are subject to general credit and counterparty risks (such as that the counterparty to a financial instrument fails to meet its contractual obligations). Concentrations of credit risk with respect to trade receivables are limited due to the Company's diverse customer base and their wide geographical dispersion. The Company closely monitors extensions of credit and has never experienced significant credit losses.

(2)              Dominant customers

The Company depends on a small amount of customers for its products. The Company's top three customers accounted for approximately 41% of its revenues in 2014. The Company expects that a small number of customers will continue to account for a significant portion of its revenues for the foreseeable future.

Liabilities for loss contingencies
  Liabilities for loss contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Recent Accounting Pronouncements
  Recent Accounting Pronouncements

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. ASU 2014-09 outlines a new, single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The new model will require revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration a company expects to receive in exchange for those goods or services. The amendments in ASU 2014-09 are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period and early adoption is not permitted. The standard can be applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The Company has not yet selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting.